Common Stock and Warrants (Details Narrative) - USD ($)					1 Months Ended					2 Months Ended	6 Months Ended		12 Months Ended
	Nov. 03, 2017	Sep. 07, 2017	Jul. 07, 2017	Jan. 05, 2016	Dec. 28, 2017	Nov. 21, 2017	Sep. 29, 2017	Jun. 30, 2017	Nov. 15, 2016	Oct. 30, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	Apr. 13, 2018	Sep. 11, 2017	Jul. 24, 2017	Mar. 02, 2017	Oct. 07, 2015
Common stock, par value											$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized											300,000,000		300,000,000	300,000,000
Common stock, shares issued			13,622								36,250,544		34,329,691	28,500,221
Common stock, shares outstanding											36,250,544		34,329,691	28,500,221
Proceeds from issuance of common stock			$ 40,000
Common stock option vested			1,500,000
Common stock issued for services, shares			5,282
Common stock issued for services, value			$ 15,000
Shares reserved for issuance under 2006 Plan											1,035,197		2,072,580
Cashless exercise options													130,000	556,667
Share issued for 2006 Plan to director				30,000
Share issued for director net				90,000		160,000			120,000
Exercise price of share issued to directors				$ 3.75		$ 4.87			$ 3.28
Common stock, shares issued during period						40,000			40,000				46,520	282,106
Proceeds from issuence of units														$ 1,367,100
Number of PPM units exchange for cash														441
Issuance of common stock shares to purchase unit														441,000
Warrant issued under 2013 loan agreement													2,870,739
Convertible debt													$ 3,000,000
Warrant exercised																		5,215,046
Outstanding warrants																		7,642,631
Share based compensation (Monthly)			$ 26,000								$ 1,897,154	$ 530,562	648,201	$ 646,263
Proceeds from exercise of warrants											$ 2,812,426		$ 991,860	$ 4,367,100
Stock purchase option exercised											(276,667)		(130,000)	(556,667)
AlastairLivesey[Member]
Exercise price of share issued to directors						$ 4.87
Common stock, shares issued during period						50,000
Stock issuance lock-in period, description						75% of the 210,000 issued shares are subject to a one-year lock-up
Stock Option [Member]
Cashless exercise options											276,667
Common stock, shares issued during period											141,050
Stock Option [Member] | AlastairLivesey[Member]
Common stock issued for exchange, shares											19,067
Stock purchase option exercised											36,667
Stock Option [Member] | John Conklin [Member]
Common stock issued for exchange, shares											80,110
Stock purchase option exercised											150,000
Three Other Individuals [Member] | Stock Option [Member]
Common stock issued for exchange, shares											41,873
Stock purchase option exercised											90,000
July 2017 Private Placement [Member]
Self directed shares issued																	300,000
Self directed shares issued, per share																	$ 2.30
Self directed shares issued, amount																	$ 690,000
Exercise price of series S-A stock																	$ 2.53
September 2017 Private Placement [Member]
Self directed shares issued							821,600									821,600
Self directed shares issued, per share							$ 3.11									$ 3.11
Self directed shares issued, amount							$ 2,555,176									$ 2,555,176
Exercise price of series S-A stock							$ 3.42
Maturity date							Sep. 29, 2022
June 2016 Private Placement [Member]
Proceeds from issuence of units														$ 3,000,000
Issuance of common stock shares to purchase unit														937,500
Loan Agreement [Member]
Principal loan converted														$ 548,700
Conversion of units under loan agreement														177
Issuance of common stock shares to purchase unit														177,000
Series R [Member] | Third party [Member]
Common stock issued for exchange, shares					285,823
Warrant exercised					468,750
Series I [Member]
Common stock, shares issued													584,634
Description of warrant issued date

Warrant was issued on October 7, 2013, in connection with the 2013 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series I Warrant from October 6, 2018 to December 31, 2020.

Commom stock purchase																		921,875
Series J [Member]
Common stock, shares issued													4,293,900
Description of warrant issued date

Warrant were issued on November 10, 2014 as a condition to the Investor entering into the 2015 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series J and K Warrants from November 9, 2019 to December 31, 2020.

Commom stock purchase																		3,110,378
Series K [Member]
Common stock, shares issued													4,293,900
Description of warrant issued date

Warrant were issued on November 10, 2014 as a condition to the Investor entering into the 2015 Loan Agreement. On December 31, 2015, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series J and K Warrants from November 9, 2019 to December 31, 2020.

Commom stock purchase																		3,110,378
Series M [Member]
Common stock, shares issued													275,000
Common stock issued for exchange, shares								129,000
Common stock issued for exchange, values								$ 301,860
Description of warrant issued date													An inducement for the Investor to extend the maturity date of the March 2015 Loan from September 4, 2015 to December 21, 2016. In June 2017, the Investor exercised 129,000 Series M Warrants.
Exercise price of warrants								$ 2.34					$ 2.34
Commom stock purchase													100,000
Warrant exercised								129,000					129,000
Series M [Member] | Investor [Member]
Commom stock purchase																			275,000
Series L Warrant [Member]
Common stock, shares issued													336,512
Description of warrant issued date													Warrant was issued on March 4, 2015 in connection with the March 2015 Loan. On December 7, 2015, the expiration date of the Series L Warrant was extended from March 4, 2020 to December 7, 2020.
Series N [Member]
Common stock, shares issued													767,000
Description of warrant issued date													the 2015 Second Amended Loan Agreement as an inducement for the Investor to extend the maturity date of the 2013 Note from December 31, 2015 to December 31, 2017.
Series O [Member]
Common stock issued for exchange, shares										80,000
Description of warrant issued date

The Series O and Series P Warrants were issued in connection with the March 2016 Private Placement and the Series Q and Series R Warrants were issued in connection with the June 2016 Private Placement.

Exercise price of warrants										$ 3.10
Warrant exercised										80,000
Proceeds from exercise of warrants										$ 248,000
Series P [Member]
Description of warrant issued date

The Series O and Series P Warrants were issued in connection with the March 2016 Private Placement and the Series Q and Series R Warrants were issued in connection with the June 2016 Private Placement.

Series P [Member] | Third Holders [Member]
Common stock issued for exchange, shares											2,500
Exercise price of warrants											$ 3.70
Warrant exercised											2,500
Proceeds from exercise of warrants											$ 9,250
Series Q warrants [Member] | Third party [Member]
Common stock issued for exchange, shares		189,940
Warrant exercised		468,750
Series Q warrants [Member] | Investor [Member]
Common stock issued for exchange, shares		189,940
Warrant exercised		468,750
Subsequent Event [Member] | Stock Option [Member]
Common stock, shares issued															5,112
Cashless exercise options											276,667
Subsequent Event [Member] | Series M, N and P [Member] | Warrant [Member]
Shares issuable upon conversion of warrants	213,500
Subsequent Event [Member] | Series R [Member] | Warrant [Member]
Shares issuable upon conversion of warrants	468,750
Subsequent Event [Member] | Series M, N, P, R and S-A [Member] | Warrant [Member]
Maturity date	Dec. 31, 2022
Subsequent Event [Member] | Series Q warrants [Member] | Third party [Member]
Common stock, shares issued		189,940
Subsequent Event [Member] | Series Q warrants [Member] | Investor [Member]
Common stock, shares issued		189,940